INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective income tax benefit from continuing operations at statutory rate	$ 1,578	$ 1,944	$ 1,348
Rate differential	(6)	199	31
Non-deductible income (expense)	(67)	(269)	495
Adjustments to prior year tax losses	45		499
Changes in valuation allowance	(63)	(1,811)	(1,456)
Other	(461)	(286)	(628)
Total income tax benefit (expense)	$ 1,026	$ (223)	$ 289